Deferred income tax assets and liabilities and income tax expense - Schedule of breakdown of income tax liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Income tax, net of withholdings and prepayments	$ 382,041	$ 3
Total current	$ 382,041	$ 3